9. Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Oil and Gas Property, Lease Operating Expense	$ 5,511,912	$ 5,218,119	$ 5,010,851